SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					03/31/09
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 04/09/09

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	44
Form 13F Information Table Value Total:	$298,840 (in thousands)

List of Other Included Managers:
NONE

                                                      Form 13F Information Table
                        Title of            Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

AFLAC INC COM           COM    001055102          3745 193422SH       sole           191407        2015
ALLIANT ENERGY CORP COM COM    018802108          8397 340100SH       sole           336355        3745
AMERICAN EXPRESS CO     COM    025816109          6262 459439SH       sole           454674        4765
ANNALY CAP MGMT INC COM COM    035710409          6788 489391SH       sole           483861        5530
BARRICK GOLD CORP COM   COM    067901108          9284 286353SH       sole           283258        3095
CADBURY PLC SPONS ADR   COM    12721E102          5986 197561SH       sole           195449        2112
CHEVRON CORP NEW COM    COM    166764100          7879 117183SH       sole           115938        1245
CHUBB CORP              COM    171232101          6826 161306SH       sole           159526        1780
CIMAREX ENERGY CO COM   COM    171798101          6623 360346SH       sole           356506        3840
CONOCOPHILLIPS COM      COM    20825C104          6724 171698SH       sole           169898        1800
DELL INC COM            COM    24702R101          5844 616484SH       sole           610539        5945
DIAGEO P L C SPON ADR NECOM    25243Q205          7100 158654SH       sole           157119        1535
DR PEPPER SNAPPLE GROUP COM    26138E109         10170 601401SH       sole           594897        6504
DUKE REALTY CORP COM NEWCOM    264411505          3965 720884SH       sole           713384        7500
EBAY INC COM            COM    278642103          7761 617891SH       sole           611416        6475
EXXON MOBIL CORP COM    COM    30231G102          2157  31667SH       sole            31667           0
HERSHEY FOODS CORP      COM    427866108          5965 171667SH       sole           169762        1905
IMS HEALTH INC COM      COM    449934108          5235 419807SH       sole           415492        4315
INTUIT COM              COM    461202103          8058 298458SH       sole           295303        3155
KEYCORP NEW COM         COM    493267108          5564 706976SH       sole           699301        7675
KIMBERLY CLARK CORP COM COM    494368103          6940 150508SH       sole           148973        1535
LILLY, ELI AND COMPANY  COM    532457108          7950 237947SH       sole           235457        2490
MEDTRONIC INC COM       COM    585055106          7877 267293SH       sole           264508        2785
MICROSOFT               COM    594918104         13792 750813SH       sole           743043        7770
MOLSON COORS BREWING CO COM    60871R209          8894 259446SH       sole           256501        2945
NABORS INDUSTRIES LTD SHCOM    G6359F103          7128 713471SH       sole           705981        7490
NEWMONT MNG CORP        COM    651639106          9651 215613SH       sole           213258        2355
NORTHROP GRUMMAN CORP COCOM    666807102          9602 220029SH       sole           217649        2380
PEPSICO INC             COM    713448108          8243 160120SH       sole           158380        1740
PETRO-CDA COM           COM    71644E102          9409 354004SH       sole           350224        3780
POST PPTYS INC COM      COM    737464107          4638 457420SH       sole           451190        6230
PROCTER & GAMBLE COMPANYCOM    742718109          8376 177872SH       sole           176062        1810
QUEST DIAGNOSTICS INC COCOM    74834L100          7283 153388SH       sole           151698        1690
SIGMA ALDRICH CORP COM  COM    826552101          6707 177482SH       sole           175457        2025
SPDR GOLD TRUST GOLD SHSCOM    78463V107           244   2700SH       sole             2700           0
STARBUCKS CORP COM      COM    855244109           138  12420SH       sole            11910         510
SUNTRUST BKS INC COM    COM    867914103          4526 385557SH       sole           381537        4020
TARGET CORP COM         COM    87612E106          8899 258771SH       sole           256046        2725
TORCHMARK CORP COM      COM    891027104          6867 261787SH       sole           258932        2855
TRAVELERS COMPANIES INC COM    89417E109          7057 173651SH       sole           171736        1915
UNILEVER NV N Y SHS NEW COM    904784709          6850 349508SH       sole           345908        3600
VERIZON COMMUNICATIONS CCOM    92343V104          9174 303780SH       sole           300450        3330
WAL MART STORES INC     COM    931142103          7969 152957SH       sole           151357        1600
WYETH COM               COM    983024100           293   6800SH       sole             6800           0
                                              298,840